Note 11 - Instruments outstanding and not included in the calculation of diuted earnings per share (Detail) - Outstanding and Not Included in the Calculation of Diluted Earnings per Share [Member] - shares
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding and Not Included in the Calculation of Diluted Earnings per Share [Line Items]
Call options sold	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	0.0	0.0	117.6